Income taxes - Tax reconciliation (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes
Income (loss) before tax	BRL 1,535,449	BRL 3,043,667	BRL (160,941)
Income tax and social contribution benefit (expense) at statutory nominal rate - 34%	BRL (522,053)	BRL (1,034,847)	BRL 54,720
Applicable tax rate	34.00%	34.00%	34.00%
Reconciliation to effective expense
Equity in results of joint-venture	BRL 17	BRL (255)	BRL 134
Credit from Reintegra Program	40,596	1,924	23,178
Benefits to directors	(5,610)	(10,975)	(6,507)
Foreign exchange effects on foreign subsidiaries	52,631	(314,151)	457,790
Other, mainly non-deductible provisions	(7,686)	(21,747)	(11,389)
Income tax and Social Contribution benefit (expense) for the year	BRL (442,105)	BRL (1,380,051)	BRL 517,926
Effective rate - %	28.80%	45.30%	321.80%